Pension and Other Post-retirement Benefits - Plan Assets Allocations (Details) - Pension Benefits	Oct. 29, 2017	Oct. 30, 2016
Large capitalization equity
Pension and Other Post-retirement Benefits
Actual weighted-average asset allocations (as a percent)	22.10%	21.70%
Small capitalization equity
Pension and Other Post-retirement Benefits
Actual weighted-average asset allocations (as a percent)	5.40%	5.20%
International equity
Pension and Other Post-retirement Benefits
Actual weighted-average asset allocations (as a percent)	15.10%	13.70%
Global equity
Pension and Other Post-retirement Benefits
Actual weighted-average asset allocations (as a percent)	12.00%	10.50%
Private equity
Pension and Other Post-retirement Benefits
Actual weighted-average asset allocations (as a percent)	5.40%	5.50%
Equity securities
Pension and Other Post-retirement Benefits
Actual weighted-average asset allocations (as a percent)	60.00%	56.60%
Fixed income
Pension and Other Post-retirement Benefits
Actual weighted-average asset allocations (as a percent)	33.50%	36.40%
Real estate
Pension and Other Post-retirement Benefits
Actual weighted-average asset allocations (as a percent)	5.00%	5.00%
Cash and cash equivalents
Pension and Other Post-retirement Benefits
Actual weighted-average asset allocations (as a percent)	1.50%	2.00%
Maximum | Large capitalization equity
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	22.00%	22.00%
Maximum | Small capitalization equity
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	13.00%	13.00%
Maximum | International equity
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	20.00%	20.00%
Maximum | Global equity
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	20.00%	20.00%
Maximum | Private equity
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Maximum | Equity securities
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	75.00%	75.00%
Maximum | Fixed income
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	45.00%	45.00%
Maximum | Real estate
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	10.00%	10.00%
Minimum | Large capitalization equity
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	12.00%	12.00%
Minimum | Small capitalization equity
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	3.00%	3.00%
Minimum | International equity
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	10.00%	10.00%
Minimum | Global equity
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	5.00%	5.00%
Minimum | Private equity
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	0.00%	0.00%
Minimum | Equity securities
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	50.00%	50.00%
Minimum | Fixed income
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	25.00%	25.00%
Minimum | Real estate
Pension and Other Post-retirement Benefits
Target range of weighted-average asset allocations (as a percent)	0.00%	0.00%